CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities
Net (loss) income	$ 11,919	$ (28,710)	$ (158,427)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Amortization of right-of-use assets	1,680	1,449	1,586
Depreciation of property and equipment	10,149	9,858	24,050
Amortization of intangible assets	1,388	1,258	9,132
Share-based compensation	1,214	1,030	4,474
Loss (gain) on disposal of property and equipment	(51)	3
Impairment of intangible assets	0	0	56,094
Impairment of goodwill			26,569
Impairment of long-term investments	132	1,408	2,250
Impairment of cryptocurrency assets		5,245	18,435
Impairment of property and equipment	0	0	35,224
Changes in fair value of derivative instruments	(311)	35
Changes in fair value of contingent considerations			(1,247)
Changes in fair value of cryptocurrency assets	(2,932)
Changes in fair value of payables settled by cryptocurrency assets	(37)
Provision for credit losses		4,798
Write-off of prepayments	604
Loss (gain) from equity method investments	20	296	(164)
Gain on disposal of discontinued operations	(18,687)
Gain from short-term investments	(156)
Net gain on disposal of cryptocurrency assets		(6,214)	(8,360)
Non-cash other operating expense-cyberattack loss			3,100
Gain from relief of liability			(4,426)
Gain on disposal of subsidiaries			(3,340)
Gain from disposal of long-term investments		(614)
Changes in operating assets and liabilities:
Accounts receivable	1,280	(2,591)	(3,802)
Prepayments and other current assets	1,303	1,225	9,807
Cryptocurrency assets	(28,699)	(38,040)	(34,178)
Long-term prepayments and other non-current assets	1,692	(831)
Deposits		(79)
Operating lease liabilities	(1,705)	(1,572)	(1,870)
Accounts payable	(1,523)	625	(16,861)
Accrued expenses and other current liabilities	(10,663)	23,295	(17,285)
Accrued payroll and welfare payable	(130)	(290)	330
Other non-current liabilities	775
Amounts due to related parties			(4,645)
Income tax payable	(5)	3	(7)
Net cash used in operating activities	(32,743)	(28,413)	(63,561)
Cash flows from investing activities
Cash paid for property and equipment	(1,175)	(1,428)	(13,782)
Proceeds from the disposal of subsidiaries, net of cash disposed	(372)		5,007
Cash paid for short-term investments			(2,360)
Cash received from return of short-term investments		2,360
Cash received for asset acquisition, net of cash paid	46		25
Cash received from return of long-term investments	123	363	1,424
Cash received from disposal of cryptocurrency assets	33,663	36,753	34,354
Cryptocurrencies purchased using fiat currency	(2,258)	(14,237)
Proceeds from disposal of property and equipment	237	20
Proceeds from disposal of long-term investments		2,333	177
Loans provided to third parties	(1,411)		(459)
Net cash provided by investing activities	28,853	26,164	24,386
Cash flows from financing activities
Proceeds from the exercise of warrants	30
Proceeds from short-term borrowings			6,306
Proceeds from issuance of ordinary shares under At-The-Market offering	2,338
Proceeds from issuance of ordinary shares for private placement			23,464
Net cash provided by financing activities	2,368		29,770
Effect of exchange rate changes on cash, cash equivalents and restricted cash	55	(48)	(2,825)
Net decrease in cash, cash equivalents and restricted cash	(1,467)	(2,297)	(12,230)
Cash, cash equivalents and restricted cash at beginning of the year	3,277	5,574	17,804
Cash, cash equivalents and restricted cash at end of the year	1,810	3,277	5,574
Supplemental disclosures of cash flow information:
Interest received	2	242	150
Interest paid			(218)
NON-CASH TRANSACTIONS:
Operating lease right-of-use asset obtained in exchange for operating lease liability	34	1,587
Payment of expense and non-current assets in the form of cryptocurrencies	148	13,810	6,939
Collateral rendered to lender in the form of cryptocurrencies			6,306
Proceeds from disposal of property and equipment in the form of cryptocurrencies	42
Cryptocurrencies paid to purchase mining machines	2,750
Ordinary shares issued and issuable in connection with business combination and asset acquisition	15,329		3,416
Deposits received from customers of mining data center in the form of cryptocurrencies	442		2,192
Deposits refund to customers of mining data center in the form of cryptocurrencies	1,194	71
Cryptocurrencies collected from short-term investments	5,506
Cryptocurrencies paid to short-term investments	5,350
Cryptocurrencies collected from disposal of discontinued operation	1,000
Receivables from disposal and return of long-term investments	303
Cryptocurrencies collected from derivative contracts	23,109	7,195
Cryptocurrencies paid to derivative contracts	22,265	8,560
Consideration paid to purchase the non-controlling interests in subsidiary			17,785
Property, plant and equipment transferred from long-term prepayment	$ 8	$ 4,232	$ 10,924